Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 1,260,453	$ 1,134,532
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,260,453	$ 1,134,532